Fair Value Measurements - Changes in level 3 recurring fair value measurements, assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	$ 24,928	$ 23,791
Net Realized and Unrealized Gains (Losses) Included in Income	612	1,110
Other Comprehensive Income (Loss)	(3,445)	(464)
Purchases, Sales, Issuances and Settlements, Net	2,660	830
Gross Transfers In	2,957	1,228
Gross Transfers Out	(3,423)	(1,505)
Other	701	62
Fair Value End of Period	$ 23,588	$ 24,928	$ 23,791
Derivative Liability, Statement of Financial Position [Extensible Enumeration]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	$ 163	$ 623
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	$ (2,565)	791
Gross Transfers Out		(1)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]
Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	$ 0	0
Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0
Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	53
Credit contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0
Other contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0
Derivative liabilities, net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	53
Policyholder contract deposits
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	(54)
Fortitude Re funds withheld payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0
Debt of consolidated investment entities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gross Transfers Out	0	0
Bonds available for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	22,407	21,644
Net Realized and Unrealized Gains (Losses) Included in Income	449	461
Other Comprehensive Income (Loss)	(3,423)	(449)
Purchases, Sales, Issuances and Settlements, Net	2,128	1,228
Gross Transfers In	2,526	1,089
Gross Transfers Out	(2,960)	(1,504)
Other	701	62
Fair Value End of Period	20,426	22,407	$ 21,644
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(2,565)	791
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,395	2,057
Net Realized and Unrealized Gains (Losses) Included in Income	1	7
Other Comprehensive Income (Loss)	(525)	(5)
Purchases, Sales, Issuances and Settlements, Net	(95)	(342)
Gross Transfers In	40	0
Gross Transfers Out	(11)	(260)
Other	0	62
Fair Value End of Period	805	1,395	2,057
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(221)	36
Bonds available for sale | Corporate debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,907	1,709
Net Realized and Unrealized Gains (Losses) Included in Income	17	(10)
Other Comprehensive Income (Loss)	(192)	(25)
Purchases, Sales, Issuances and Settlements, Net	(159)	109
Gross Transfers In	911	373
Gross Transfers Out	(516)	(249)
Other	0	0
Fair Value End of Period	1,968	1,907	1,709
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(174)	31
Bonds available for sale | RMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	7,595	8,104
Net Realized and Unrealized Gains (Losses) Included in Income	322	415
Other Comprehensive Income (Loss)	(986)	(104)
Purchases, Sales, Issuances and Settlements, Net	(834)	(782)
Gross Transfers In	7	8
Gross Transfers Out	(434)	(46)
Other	0	0
Fair Value End of Period	5,670	7,595	8,104
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(610)	787
Bonds available for sale | CMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,072	886
Net Realized and Unrealized Gains (Losses) Included in Income	9	25
Other Comprehensive Income (Loss)	(140)	(45)
Purchases, Sales, Issuances and Settlements, Net	38	253
Gross Transfers In	45	53
Gross Transfers Out	(306)	(100)
Other	0	0
Fair Value End of Period	718	1,072	886
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(115)	21
Bonds available for sale | CLO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	3,038	3,362
Net Realized and Unrealized Gains (Losses) Included in Income	(31)	(5)
Other Comprehensive Income (Loss)	(163)	(173)
Purchases, Sales, Issuances and Settlements, Net	(105)	48
Gross Transfers In	1,305	655
Gross Transfers Out	(1,673)	(849)
Other	0	0
Fair Value End of Period	1,670	3,038	3,362
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(76)	(164)
Bonds available for sale | ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	7,400	5,526
Net Realized and Unrealized Gains (Losses) Included in Income	131	29
Other Comprehensive Income (Loss)	(1,417)	(97)
Purchases, Sales, Issuances and Settlements, Net	3,283	1,942
Gross Transfers In	218	0
Gross Transfers Out	(20)	0
Other	701	0
Fair Value End of Period	9,595	7,400	5,526
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	(1,369)	80
Other bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	627	334
Net Realized and Unrealized Gains (Losses) Included in Income	(149)	(3)
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	704	291
Gross Transfers In	405	5
Gross Transfers Out	(283)	0
Other	0	0
Fair Value End of Period	1,304	627	334
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(165)	11
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other bond securities | Corporate debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	134	0
Net Realized and Unrealized Gains (Losses) Included in Income	(5)	(1)
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	158	135
Gross Transfers In	335	0
Gross Transfers Out	(205)	0
Other	0	0
Fair Value End of Period	417	134	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(2)	(1)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other bond securities | RMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	106	96
Net Realized and Unrealized Gains (Losses) Included in Income	(23)	2
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	24	8
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	107	106	96
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(22)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other bond securities | CMBS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	33	45
Net Realized and Unrealized Gains (Losses) Included in Income	(5)	0
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(17)
Gross Transfers In	0	5
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	28	33	45
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(4)	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other bond securities | CLO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	149	193
Net Realized and Unrealized Gains (Losses) Included in Income	1	(4)
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	(131)	(40)
Gross Transfers In	70	0
Gross Transfers Out	(78)	0
Other	0	0
Fair Value End of Period	11	149	193
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(5)	15
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other bond securities | ABS
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	205	0
Net Realized and Unrealized Gains (Losses) Included in Income	(117)	0
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	653	205
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Period	741	205	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(132)	(1)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	2	42
Net Realized and Unrealized Gains (Losses) Included in Income	(1)	11
Other Comprehensive Income (Loss)	0	0
Purchases, Sales, Issuances and Settlements, Net	23	(120)
Gross Transfers In	2	70
Gross Transfers Out	0	(1)
Other	0	0
Fair Value End of Period	26	2	42
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	0	0
Other Invested Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Beginning of Period	1,892	1,771
Net Realized and Unrealized Gains (Losses) Included in Income	313	641
Other Comprehensive Income (Loss)	(22)	(15)
Purchases, Sales, Issuances and Settlements, Net	(195)	(569)
Gross Transfers In	24	64
Gross Transfers Out	(180)	0
Other	0	0
Fair Value End of Period	1,832	1,892	$ 1,771
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	329	612
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Period	$ 0	$ 0